Parent company accounts - Income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
Interest and similar income	£ 25,780	£ 24,261	£ 11,779
Interest and similar expense	(19,035)	(17,608)	(6,381)
Net interest income	6,745	6,653	5,398
Fee and commission income	9,486	8,708	8,171
Fee and commission expense	(3,215)	(3,247)	(2,745)
Net fee and commission income	6,271	5,461	5,426
Other income	52	62	69
Total income	19,037	18,268	18,194
Staff costs	(5,556)	(5,591)	(5,192)
Infrastructure costs	(795)	(1,073)	(900)
Administration and general expenses	(5,894)	(5,606)	(4,729)
UK regulatory levies	(242)	(149)	(150)
Litigation and conduct	(186)	(44)	(1,427)
Total operating expenses	(12,673)	(12,463)	(12,398)
Profit on disposal of subsidiaries, associates and joint ventures	0	0	1
Profit before Impairment	6,364	5,801	5,800
Credit impairment releases/(charges)	(1,617)	(1,578)	(933)
Profit before tax	4,747	4,223	4,867
Taxation	(999)	(662)	(485)
Profit after tax	3,748	3,561	4,382
Attributable to:
Equity holders of the parent	2,956	2,753	3,650
Other equity instrument holders	792	808	732
Total equity holders of the parent	3,748	3,561	4,382
Profit after tax	3,748	3,561	4,382
Barclays Bank PLC
Condensed Statement of Income Captions [Line Items]
Interest and similar income	25,624	24,474	10,576
Interest and similar expense	(23,492)	(21,990)	(8,278)
Net interest income	2,132	2,484	2,298
Fee and commission income	3,220	3,006	2,949
Fee and commission expense	(923)	(1,149)	(850)
Net fee and commission income	2,297	1,857	2,099
Other income	6,233	4,908	7,446
Total income	10,662	9,249	11,843
Staff costs	(2,027)	(1,918)	(1,699)
Infrastructure costs	(67)	(246)	(145)
Administration and general expenses	(3,648)	(3,664)	(3,186)
UK regulatory levies	(242)	(149)	(150)
Litigation and conduct	(156)	(30)	(1,340)
Total operating expenses	(6,140)	(6,007)	(6,520)
Impairment of investments in subsidiaries	811	(166)	(2,533)
Profit on disposal of subsidiaries, associates and joint ventures	48	(1)	119
Profit before Impairment	5,381	3,075	2,909
Credit impairment releases/(charges)	(216)	(98)	(165)
Profit before tax	5,165	2,977	2,744
Taxation	(200)	(111)	40
Profit after tax	4,965	2,866	2,784
Attributable to:
Equity holders of the parent	3,740	1,619	1,802
Other equity instrument holders	1,225	1,247	982
Total equity holders of the parent	4,965	2,866	2,784
Profit after tax	£ 4,965	£ 2,866	£ 2,784